Debt, cash and cash equivalents and lease liabilities - Summary of Interest Rate of Net Debt at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt	€ 22,631	€ 24,568	€ 24,586
Cash and cash equivalents	(13,915)	(9,427)	(6,925)	€ (10,315)
Net debt	8,790	15,107	17,628
Value on redemption after derivative instruments
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		24,647	24,672
Cash and cash equivalents	(13,841)	(9,461)	(6,958)
Net debt	€ 8,862	€ 15,186	€ 17,714
Debt percent	100.00%	100.00%	100.00%
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 21,713	€ 18,864
Debt percent	91.00%	88.00%	76.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 2,934	€ 5,808
Debt percent	9.00%	12.00%	24.00%